Organization and Principal Activities (Details)	Oct. 22, 2024 HKD ($) shares	Oct. 22, 2024 USD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 05, 2023 $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 22, 2024 USD ($)	Dec. 31, 2023 HKD ($) $ / shares shares
Organization and Principal Activities [Line Items]
Share split ratio				1-to-1.6
Ordinary shares, shares authorized (in Shares)					800,000,000	800,000,000		800,000,000
Ordinary shares, par value (in Dollars per share) | (per share)					$ 0.0000625	$ 0.0000625		$ 0.0000625
Ordinary shares, shares issued (in Shares)					20,300,000	20,300,000		18,000,000
Ordinary shares, shares outstanding (in Shares)					20,300,000	20,300,000		18,000,000
Net proceeds	$ 63,900,000	$ 8,200,000
Underwriting discounts	18,600,000	2,400,000
Offering expenses	10,800,000	1,400,000
Additional paid-in capital					$ 68,647,780	$ 8,837,594		$ 15,491,225
Mr. Wing Wah Cheng [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)				18,000,000
Ordinary shares, shares outstanding (in Shares)				18,000,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares authorized (in Shares)				800,000,000	800,000,000	800,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625		$ 0.0000625
Ordinary shares, shares issued (in Shares)					18,000,000	18,000,000
Ordinary shares, shares outstanding (in Shares)					18,000,000	18,000,000
IPO [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000625
Ordinary shares (in Shares)			2,000,000
Price per share (in Dollars per share) | $ / shares			$ 4
Proceeds from offering	71,700,000	9,200,000	$ 8,000,000
Underwriting discounts, commissions and total offering expenses	7,800,000	$ 1,000,000
Additional paid-in capital	$ 53,100,000						$ 9,200,000
IPO [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Proceeds from offering | $			$ 8,000,000
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)	300,000	300,000
Proceeds from offering | $		$ 1,200,000